Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 4,007,580	$ 3,752,113	$ 3,274,235
Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	119,866	79,263
Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,300,422	3,063,801
Liquidity Risk [member] | Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	119,866	79,263
Contractual cash flow	121,194	80,459
Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,300,422	3,063,801
Contractual cash flow	3,992,304	3,568,473
Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	587,292	609,049
Contractual cash flow	649,020	732,149
Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	4,007,580	3,752,113
Contractual cash flow	4,762,518	4,381,081
Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	437,506	140,848
Contractual cash flow	437,506	140,848
Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	108,707	150,513
Contractual cash flow	108,707	150,513
Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	4,553,793	4,043,474
Contractual cash flow	5,308,731	4,672,442
Year one [member] | Liquidity Risk [member] | Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	121,194	80,459
Year one [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	627,272	586,446
Year one [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	75,988	81,062
Year one [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	824,454	747,967
Year one [member] | Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	437,506	140,848
Year one [member] | Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	108,707	150,513
Year one [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,370,667	1,039,328
Year two [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	595,696	485,333
Year two [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	573,032	78,140
Year two [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,168,728	563,473
Year two [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,168,728	563,473
Year three [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	645,103	498,336
Year three [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow		572,947
Year three [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	645,103	1,071,283
Year three [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	645,103	1,071,283
Year four [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	690,558	460,022
Year four [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	690,558	460,022
Year four [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	690,558	460,022
Year Five and Thereafter [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,433,675	1,538,336
Year Five and Thereafter [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,433,675	1,538,336
Year Five and Thereafter [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	$ 1,433,675	$ 1,538,336